Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses [Abstract]
Accrued excise tax	$ 2,008	$ 2,248
Dividends payable	2,626	691
Accrued payroll	565	204
Accrued other	665	570
Accrued expenses	$ 5,864	$ 3,713